Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
18.1 Financial assets

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000

Financial assets at FVTPL
Non-current
Equity investment at FVTPL	1,000	—

Total non-current financial assets at FVTPL	1,000	—

Total financial assets at FVTPL	1,000	—

Financial assets at amortised cost
Current
Trade receivables (Note 16)	111,104	181,722
Financial assets included in prepayments, other receivables and other assets	4,733	6,377
Net investments in subleases	355	211
Amounts due from related parties	306	1,763
Amounts due from shareholders	100	100
Cash and cash equivalents	59,045	25,719

Total current financial assets at amortised cost	175,643	215,892

Non-current
Financial assets included in prepayments, other receivables and other assets	3,010	148
Net investments in subleases	—	202

Total non-current financial assets at amortised cost	3,010	350

Total financial assets at amortised cost	178,653	216,242

Total financial assets	179,653	216,242

Schedule of Financial Liabilities
18.2 Financial liabilities
Lease liabilities and other financial liabilities at amortised cost, with carrying amounts
that are reasonable approximations of fair values

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Current

Trade payables	30,514	27,310
Financial liabilities included in other payables and accruals	20,381	29,485
Amount due to a related party	—	7,177
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	41,493	60,000
Lease liabilities	2,486	7,660

	95,199	131,957
Non-current
Interest-bearing loans and borrowings	6,046	—
Lease liabilities	793	9,830

	6,839	9,830

Total	102,038	141,787

Schedule of Quantitative Disclosures Of Financial Instruments IN The Fair Value Measurement Hierarchy
Quantitative disclosures of the Group’s financial instruments in the fair value measurement hierarchy as at December 31, 2021

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	—	1,000	—	1,000

Schedule of Foreign Currency Risk
The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollar (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s profit/(loss) before tax. The impact on the Group’s profit/(loss) before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2021	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	1,606
	-5%	(1,606)
HK$	+5%	—
	-5%	—

For the year ended December 31, 2020	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(608)
	–5%	608
HK$	+5%	—
	–5%	—

For the year ended December 31, 2019	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(1,302)
	–5%	1,302
HK$	+5%	1,672
	–5%	(1,672)

Schedule of Credit Quality and Maximum Exposure to Credit Risk
The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end
staging classification as at December 31, 2021 and 2020. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2021

	12-month expected credit losses	Lifetime expected credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets
—Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Doubtful*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	59,045	—	—	—	59,045

	67,549	—	2,000	116,776	186,325

As at December 31, 2020

	12-month expected credit losses	Lifetime expected credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade receivables	—	—	—	192,540	192,540
Financial assets included in prepayments, other receivables and other assets
—Normal*	6,525	—	—	—	6,525
Net investments in subleases—Normal*	413	—	—	—	413
Amounts due from related parties—Normal*	1,763	—	—	—	1,763
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	25,719	—	—	—	25,719

	34,520	—	—	192,540	227,060

*
The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.
Otherwise
, the credit
quality
of the financial assets is considered to be “doubtful”.

Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
	Current	1 - 90 days	91 - 180 Days	Over 181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

		Days past due
	Current	1 - 90 days	91 - 180 Days	Over 181 days	Total
December 31, 2020
Expected credit loss rate	2.39%	3.42%	6.39%	16.36%	5.62%
Gross carrying amount (RMB’000)	95,140	30,351	34,680	32,369	192,540
Expected credit loss (RMB’000)	2,270	1,039	2,215	5,294	10,818

Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments
The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	Over 1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381
As at December 31, 2020
Interest-bearing loans and borrowings	10,000	54,306	—	64,306
Lease liabilities	—	8,263	13,515	21,778
Trade payables	—	27,310	—	27,310
Due to a shareholder	325	—	—	325
Due to a related party	—	7,177	—	7,177
Other payables and accruals	—	29,485	—	29,485
Excessive risk concentration

Schedule of Changes in Liabilities Arising from Financing Activities

	Interest- bearing loans and borrowings	Lease liabilities	Due to a shareholder	Due to a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019	39,700	2,161	—	—
Changes from financing activities	15,300	(2,560)	—	—
Additions	—	14,499	—	—
Accretion of interest	—	613	—	—

As at December 31, 2019 and January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—

As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—

As at December 31, 2021	47,539	3,279	325	—